Equity-based Compensation and Warrants - Compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 2,105	$ 1,895	$ 3,364	$ 3,331	$ 6,002	$ 5,721
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	218	103	327	175	318	255
Product and technology
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	718	491	1,152	852	1,674	1,108
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	490	475	792	822	1,482	1,199
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 679	$ 826	$ 1,093	$ 1,482	$ 2,528	$ 3,159